Note 7 - Warrants (Details Textual) - USD ($)		9 Months Ended		12 Months Ended
	Jun. 25, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 13, 2015	Jan. 31, 2015	Feb. 01, 2014
Conversion of Stock, Amount Converted		$ 352,566	$ 105,000
Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities		1,341,301			1,360,000
Summer Two Thousand Fourteen Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	717,500
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.75
Sale of Stock, Price Per Share	$ 0.40
Warrant Subject to Call provision, Threshold Consecutive Trading Days	20 days
Warrant Subject to Call provision, Threshold Price per Share	$ 1.50
The 2015 Unit Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				848,000
The 2015 Unit Offering [Member] | Debt Issued in Exchange of Letter of Credit [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				234,120
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.40
Discount On Convertible Note Payable				$ 105,000
Debt Instrument, Face Amount				58,530
Debt Instrument, Unamortized Discount				58,530
Clyra Spring 2014 Private Securities Offering [Member]
Sale of Stock, Price Per Share								$ 1,000
Clyra Spring 2014 Private Securities Offering [Member] | Common Stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1,833.33
Class of Warrant or Right, Exercise Price of Warrants or Rights per 4000 Shares					$ 1,000
Warrant Number of Parent Shares Received for One Share of Subsidiary					4,000			4,000
The 2015 Unit Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.30
Discount On Convertible Note Payable				3,319,906
Debt Conversion, Original Debt, Amount		$ 283,571		$ 383,913
Conversion of Line of Credit to 2015 Unit Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				9,597,123
The 2015 Unit Offering, Exercise Price 1 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			6,448,866	6,320,800
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.40	$ 0.40
The 2015 Unit Offering, Exercise Price 2 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			285,714	3,276,323
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.45	$ 0.45
Conversion of Notes Payable [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			266,000	266,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.30	$ 0.30
Discount On Convertible Note Payable			$ 133,000	$ 133,000
Warrant Issued in Exchange of Cancelled Note [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,535,652
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.40
Discount On Convertible Note Payable						$ 383,913
The 2015 Unit Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			6,734,580
Discount On Convertible Note Payable		$ 1,635,000
Conversion of Stock, Amount Converted				$ 105,000
Class of Warrant or Right Cancelled During Period				262,500
Clyra Spring 2014 Private Securities Offering [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					980,000
Clyra 2014 Warrants [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities				1,640,000